Employee benefit plans - Components of net periodic benefit cost (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [line items]
Service cost	€ 25,467,000	€ 28,607,000	€ 23,777,000
Net interest cost	13,056,000	11,087,000	16,333,000
Net periodic benefit costs	€ 38,523,000	€ 39,694,000	€ 40,110,000